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AMERICAN CENTURY WORLD MUTUAL FUNDS INC | Emerging Markets Small Cap Fund

American Century World Mutual Funds, Inc. Prospectus Supplement Emerging Markets Small Cap Fund
Supplement dated August 4, 2020 ■ Prospectus dated April 1, 2020
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6
Management Fee[2]	1.39%	1.19%	1.39%	1.39%	1.39%	1.04%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.40%	1.20%	1.65%	2.40%	1.90%	1.05%

[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$143	$444	$767	$1,679
I Class	$123	$382	$660	$1,454
A Class	$733	$1,066	$1,421	$2,415
C Class	$244	$750	$1,281	$2,732
R Class	$193	$598	$1,027	$2,219
R6 Class	$107	$335	$580	$1,282

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - Emerging Markets Small Cap Fund - USD ($)	Investor Class	I Class	A Class		C Class	R Class	R6 Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - Emerging Markets Small Cap Fund		Investor Class	I Class	A Class	C Class	R Class	R6 Class
Management Fees (as a percentage of Assets)	[1]	1.39%	1.19%	1.39%	1.39%	1.39%	1.04%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.40%	1.20%	1.65%	2.40%	1.90%	1.05%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - Emerging Markets Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	143	444	767	1,679
I Class	123	382	660	1,454
A Class	733	1,066	1,421	2,415
C Class	244	750	1,281	2,732
R Class	193	598	1,027	2,219
R6 Class	107	335	580	1,282

AMERICAN CENTURY WORLD MUTUAL FUNDS INC | Global Small Cap Fund

American Century World Mutual Funds, Inc. Prospectus Supplement Global Small Cap Fund
Supplement dated August 4, 2020 ■ Prospectus dated April 1, 2020
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R6
Management Fee[2]	1.10%	0.90%	1.10%	1.10%	1.10%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.11%	0.91%	1.36%	2.11%	1.61%	0.76%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$113	$353	$612	$1,351
I Class	$93	$291	$504	$1,120
A Class	$706	$982	$1,278	$2,115
C Class	$215	$662	$1,135	$2,438
R Class	$164	$509	$877	$1,909
R6 Class	$78	$243	$423	$943

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - Global Small Cap Fund - USD ($)	Investor Class	I Class	A Class		C Class	R Class	R6 Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - Global Small Cap Fund		Investor Class	I Class	A Class	C Class	R Class	R6 Class
Management Fees (as a percentage of Assets)	[1]	1.10%	0.90%	1.10%	1.10%	1.10%	0.75%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.11%	0.91%	1.36%	2.11%	1.61%	0.76%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - Global Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	113	353	612	1,351
I Class	93	291	504	1,120
A Class	706	982	1,278	2,115
C Class	215	662	1,135	2,438
R Class	164	509	877	1,909
R6 Class	78	243	423	943